Parent Only Financial Information	12 Months Ended
Sep. 30, 2013
Parent Only Financial Information [Abstract]
Parent Only Financial Information

Note 17—Parent Only Financial Information

The following are the financial statements of the Company (Parent only) as of and for the years ended September 30, 2013 and 2012.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

(In thousands)

	September 30,
	2013	2012
Assets
Cash and cash equivalents	$844	$337
Investment in Bank	20,318	19,575
Loans receivable	—	641
ESOP loan receivable	1,509	1,530
Other assets	154	244

Total assets	$22,825	$22,327

Liabilities and stockholders' equity
Other liabilities	$90	$369
Stockholders' equity	22,735	21,958

Total liabilities and stockholders' equity	$22,825	$22,327

CONDENSED STATEMENTS OF OPERATIONS

In thousands)

	Years Ended September 30,
	2013	2012
Interest income	$122	$132
Equity in income (loss) of Bank	873	(146)
Provision for loan losses	72	91
Other non-interest expenses	92	658

Income (loss) before income tax (benefit)	831	(763)
Income tax expense (benefit)	(108)	(124)
Net income (loss attributable to common shareholders	939	(639)
Preferred stock dividends	33	—
Net income (loss)	$906	$(639)

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands)

	Years Ended September 30,
	2013	2012
Cash flows from operating activities:
Net income (loss)	$939	$(639)
Equity in (income) loss of Bank	(873)	146
Provision for loan losses	72	91
Decrease in other assets	91	26
Increase (decrease) in other liabilities	(279)	335

Net cash (used by) operating activities	(50)	(41)

Cash flows from investing activities:
Capital contribution to Bank	(1,455)	—
Net decrease in loan receivable	569	3
Decrease in ESOP loan receivable	21	19

Net cash (used by) provided by investing activities	(865)	22

Cash flows from financing activities
Proceeds of sale of preferred stock	1,455	—
Dividend on preferred stock	(33)	—
Net cash provided by financing activities	1,422	—

Net increase (decrease) in cash and cash equivalents	507	(19)
Cash and cash equivalents—beginning of period	337	356

Cash and cash equivalents—end of period	$844	$337